Short-Term Bond Fund	07/01/2013 to 06/30/2014

ICA File Number: 811-03894
Registrant Name: T. Rowe Price Short-Term Bond Fund, Inc.
Reporting Period: 07/01/2013 - 06/30/2014

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2013 to 06/30/2014

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Short-Term Bond Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2014

Short-Term Bond Fund

PETROLEOS MEXICANOS 144A 3.125% NOTES DUE JANUARY 23, 2019 Meeting Date: JUN 07, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 71656LAW1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments to receive a payment of 1.50 USD per 1,000 P/A for all USD denominated bonds, 1.50 EUR per 1,000 P/A for all EUR denominated bonds.	Management	N/A	YES

PETROLEOS MEXICANOS 3.5% NOTE DUE JULY 18, 2018 Meeting Date: JUN 07, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 71654QBJ0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments to receive a payment of 1.50 USD per 1,000 P/A for all USD denominated bonds, 1.50 EUR per 1,000 P/A for all EUR denominated bonds.	Management	N/A	YES

ROGERS COMMUNICATIONS 6.375% NOTES DUE MARCH 1, 2014 Meeting Date: FEB 14, 2014 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 77531QAD0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent and tender prior to the consent payment deadline in order to receive the tender offer consideration plus the consent payment.	Management	N/A	YES

Ultra Short-Term Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT